Non-controlling interests	12 Months Ended
Dec. 31, 2025
Non-controlling interests [Abstract]
Non-controlling interests	Non-controlling interests
From continuing and discontinued operations
The non-controlling interests were based on the following data:

	2025	2024	2023
(Loss)/profit attributable to non-controlling interests
- from continuing operations	$(1,711)	$832	$(429)
- from discontinued operations	(558)	(4,334)	(1,624)
	$(2,269)	$(3,502)	$(2,053)
Total comprehensive (expenses)/income attributable to non-controlling interests
- from continuing operations	$(1,711)	$832	$(429)
- from discontinued operations	(492)	(4,574)	(1,441)
	$(2,203)	$(3,742)	$(1,870)
The following table summaries the information relating each of the Group's subsidiaries that has material non-controlling interests, before any intra-group eliminations.

	As at October 1, 2025	As at December 31, 2024
ACT Genomics
Non-controlling interests percentage	26.73%	26.73%

	As at October 1, 2025	As at December 31, 2024
Non-current assets	$44,120	$27,549
Current assets	7,380	13,304
Non-current liabilities	(3,128)	(4,297)
Current liabilities	(5,353)	(7,797)

Equity attributable to equity shareholder of the parent Company	44,187	21,072
Equity attributable to non-controlling interests	(1,168)	7,687

	January 1, 2025 to October 1, 2025	January 1, 2024 to December 31, 2024
Revenue	$12,471	$17,653
Expenses	(21,240)	(30,413)
Loss for the year	$(8,769)	$(12,760)
Loss attributable to equity shareholder of the parent Company	$(6,425)	$(9,397)
Loss attributable to non-controlling interests	(2,344)	(3,363)
Loss for the year	$(8,769)	$(12,760)
Other comprehensive income/(expense) attributable to equity shareholder of the parent Company	$184	$(574)
Other comprehensive income/(expense) attributable to non-controlling interests	66	(210)
Other comprehensive income/(expense) for the year	$250	$(784)
Total comprehensive expense attributable to equity shareholder of the parent Company	$(6,241)	$(9,971)
Total comprehensive expense attributable to non-controlling interests	(2,278)	(3,573)
Total comprehensive expense for the year	$(8,519)	$(13,544)
Net cash (outflow)/inflow from operating activities	$(3,536)	$5,483
Net cash outflow from investing activities	(238)	(318)
Net cash outflow from financing activities	(961)	(1,413)
Net cash (outflow)/inflow	$(4,735)	$3,752
Dividends paid to non-controlling interests	$—	$—